UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Core Municipal Bond Fund

Investor Class (PRTAX)

This semi-annual shareholder report contains important information about Core Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Municipal Bond Fund - Investor Class	$21	0.41%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,270,383
Number of Portfolio Holdings	664
Table Summary

Portfolio Turnover Rate	13.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.9%
New York	9.2
Texas	8.9
California	5.8
Maryland	5.8
Puerto Rico	5.5
Virginia	4.8
Illinois	4.2
New Jersey	3.4
Other	42.5

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.5%
Housing	13.9
Transportation	13.5
Special Tax	12.7
Education	7.3
General Obligations - State	6.1
General Obligations - Local	4.1
Leasing	3.2
Water & Sewer	2.3
Other	17.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F45-053 10/26

Core Municipal Bond Fund

Investor Class (PRTAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Core Municipal Bond Fund

Advisor Class (PATAX)

This semi-annual shareholder report contains important information about Core Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Municipal Bond Fund - Advisor Class	$39	0.78%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,270,383
Number of Portfolio Holdings	664
Table Summary

Portfolio Turnover Rate	13.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.9%
New York	9.2
Texas	8.9
California	5.8
Maryland	5.8
Puerto Rico	5.5
Virginia	4.8
Illinois	4.2
New Jersey	3.4
Other	42.5

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.5%
Housing	13.9
Transportation	13.5
Special Tax	12.7
Education	7.3
General Obligations - State	6.1
General Obligations - Local	4.1
Leasing	3.2
Water & Sewer	2.3
Other	17.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F245-053 10/26

Core Municipal Bond Fund

Advisor Class (PATAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Core Municipal Bond Fund

I Class (TFILX)

This semi-annual shareholder report contains important information about Core Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Municipal Bond Fund - I Class	$19	0.38%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,270,383
Number of Portfolio Holdings	664
Table Summary

Portfolio Turnover Rate	13.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.9%
New York	9.2
Texas	8.9
California	5.8
Maryland	5.8
Puerto Rico	5.5
Virginia	4.8
Illinois	4.2
New Jersey	3.4
Other	42.5

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.5%
Housing	13.9
Transportation	13.5
Special Tax	12.7
Education	7.3
General Obligations - State	6.1
General Obligations - Local	4.1
Leasing	3.2
Water & Sewer	2.3
Other	17.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1085-053 10/26

Core Municipal Bond Fund

I Class (TFILX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTAX Core Municipal Bond
Fund
PATAX Core Municipal Bond
Fund–
.
Advisor Class
TFILX Core Municipal Bond
Fund–
.
I Class
(Formerly T. Rowe Price Tax-Free Income
Fund)

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 9.53 $ 9.47 $ 9.44 $ 9.18 $ 10.10 $ 10.30
Investment
activities
Net investment
income
(1)(2)
0.18 0.36 0.33 0.30 0.29 0.25
Net realized and
unrealized gain/
loss (0.30) 0.05 0.02 0.25 (0.93) (0.20)
Total from
investment
activities (0.12) 0.41 0.35 0.55 (0.64) 0.05
Distributions
Net investment
income (0.18) (0.35) (0.32) (0.29) (0.28) (0.25)
NET ASSET
VALUE
End of period $ 9.23 $ 9.53 $ 9.47 $ 9.44 $ 9.18 $ 10.10

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(1.28)% 4.52% 3.80% 6.16% (6.30)% 0.44%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.53%
(4)
0.50% 0.56% 0.59% 0.59% 0.53%
Net expenses
after waivers/
payments by
Price Associates 0.41%
(4)
0.41% 0.49% 0.53% 0.53% 0.53%
Net investment
income 3.91%
(4)
3.85% 3.47% 3.23% 3.05% 2.41%
Portfolio turnover
rate 13.7% 31.4% 25.8% 25.0% 20.6% 10.6%
Net assets, end of
period (in millions) $728 $765 $806 $792 $819 $1,193
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 9.54 $ 9.47 $ 9.44 $ 9.18 $ 10.11 $ 10.31
Investment
activities
Net investment
income
(1)(2)
0.17 0.32 0.30 0.27 0.25 0.22
Net realized and
unrealized gain/
loss (0.32) 0.07 0.02 0.25 (0.93) (0.20)
Total from
investment
activities (0.15) 0.39 0.32 0.52 (0.68) 0.02
Distributions
Net investment
income (0.16) (0.32) (0.29) (0.26) (0.25) (0.22)
NET ASSET
VALUE
End of period $ 9.23 $ 9.54 $ 9.47 $ 9.44 $ 9.18 $ 10.11

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(1.56)% 4.27% 3.46% 5.80% (6.71)% 0.12%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.78%
(4)
0.76% 0.83% 0.87% 0.86% 0.86%
Net expenses
after waivers/
payments by
Price Associates 0.78%
(4)
0.76% 0.83% 0.87% 0.86% 0.86%
Net investment
income 3.53%
(4)
3.50% 3.13% 2.89% 2.73% 2.09%
Portfolio turnover
rate 13.7% 31.4% 25.8% 25.0% 20.6% 10.6%
Net assets, end of
period (in millions) $23 $27 $33 $37 $47 $67
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 9.53 $ 9.46 $ 9.43 $ 9.18 $ 10.10 $ 10.30
Investment
activities
Net investment
income
(1)(2)
0.19 0.36 0.33 0.30 0.29 0.26
Net realized and
unrealized gain/
loss (0.32) 0.07 0.03 0.25 (0.92) (0.20)
Total from
investment
activities (0.13) 0.43 0.36 0.55 (0.63) 0.06
Distributions
Net investment
income (0.18) (0.36) (0.33) (0.30) (0.29) (0.26)
NET ASSET
VALUE
End of period $ 9.22 $ 9.53 $ 9.46 $ 9.43 $ 9.18 $ 10.10

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
(1.36)% 4.69% 3.87% 6.11% (6.25)% 0.53%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.39%
(4)
0.36% 0.43% 0.47% 0.47% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.38%
(4)
0.36% 0.43% 0.47% 0.47% 0.45%
Net investment
income 3.94%
(4)
3.90% 3.53% 3.29% 3.12% 2.49%
Portfolio turnover
rate 13.7% 31.4% 25.8% 25.0% 20.6% 10.6%
Net assets, end of
period (in millions) $1,519 $1,565 $1,536 $1,464 $1,424 $1,472
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Core Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA  2.9%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,174
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,511
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,062
Black Belt Energy Gas Dist., Series H-1, 5.00%, 1/1/34  4,000 4,152
Black Belt Energy Gas Dist., Series H-2, 5.00%, 12/1/31  4,000 4,163
Black Belt Energy Gas Dist., Gas Project, Series A, 5.00%,
12/1/34  6,100 6,328
Black Belt Energy Gas Dist., Gas Project, Series C, 5.25%,
6/1/36  7,550 7,990
Black Belt Energy Gas Dist., Gas Project, Series D-1, VRDN,
5.50%, 6/1/49 (Tender 2/1/29)  3,540 3,694
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  6,000 6,168
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  2,575 2,700
Energy Southeast A Cooperative Dist., Series B, 5.00%, 11/1/33  2,720 2,852
Energy Southeast A Cooperative Dist., Series C-2, 5.25%,
11/1/37 (1) 5,000 5,265
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  3,300 3,379
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,125 2,250
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (2) 3,015 3,042
64,730
ARIZONA  1.1%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.53%, 1/1/37  740 736
Arizona IDA, Series A, 5.25%, 7/1/56 (3) 5,420 5,540
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  3,085 3,054
Arizona IDA, Equitable School Revolving Fund, Series A,
5.50%, 11/1/56  4,000 4,133
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,088
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 996
Phoenix IDA, Mayo Clinic, Series B, VRDN, 2.95%, 11/15/52  8,000 8,000
25,547

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
CALIFORNIA  5.8%
California, GO, 5.00%, 8/1/46 (1) 3,000 3,178
California Community Choice Fin. Auth., Series A, VRDN,
5.00%, 1/1/56 (Tender 5/1/35)  1,500 1,528
California Community Choice Fin. Auth., Series G, VRDN,
5.00%, 11/1/55 (Tender 8/1/32)  5,000 5,081
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,912
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  5,405 5,660
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,015 3,235
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series B, VRDN, 5.00%, 3/1/56 (Tender
11/1/35)  6,900 7,273
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E, 5.00%, 7/1/35  2,825 3,028
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  6,505 6,770
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, 5.00%, 12/1/35  2,575 2,755
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  10,775 11,494
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  2,500 2,526
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46 (Prerefunded 11/15/26) (4) 1,575 1,583
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  765 780
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  2,000 1,982
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (5) 940 922
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (2) 1,525 1,390
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (2) 400 399
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (2) 900 879
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,819
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,503
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (2) 5,325 5,662
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (2) 1,000 1,003

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (2) 3,300 3,304
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (2) 3,000 3,005
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  3,150 3,323
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (5) 5,060 3,995
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (2) 3,320 2,470
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (2) 2,000 1,507
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,118
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,643
Los Angeles County Metropolitan Transportation Auth., I-105
Expresslanes Project, Series A, 5.25%, 6/1/56 (1) 5,000 5,125
Los Angeles Dept. of Airports, Series A, 5.50%, 5/15/51 (1)(6) 2,625 2,747
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 4,784
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  3,000 2,722
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,475
San Francisco City & County Int'l. Airport Commission,
Series A, 5.00%, 5/1/44 (6) 5,000 5,054
San Francisco City & County Int'l. Airport Commission,
Series A, 5.25%, 5/1/45 (6) 3,475 3,676
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  1,100 1,186
Southern California Public Power Auth., Clean Energy,
Series A, 5.00%, 11/1/33  1,675 1,762
132,258
COLORADO  2.4%
Adams & Arapahoe Counties Joint School Dist. No. 28J Aurora,
GO, 5.50%, 12/1/43  3,400 3,749
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (5) 3,600 3,790
Colorado HFA, Adventhealth Obligated Group, Series A, 3.00%,
11/15/51  10,045 6,853
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  4,185 3,669
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 666

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,782
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  3,205 3,040
Colorado Int'l. Center Metropolitan Dist. No. 14, Series A, GO,
5.00%, 12/1/56 (5) 2,475 2,416
Colorado Int'l. Center Metropolitan Dist. No. 14, Series A, GO,
5.375%, 12/1/51 (5) 550 565
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/37 (6) 7,000 7,133
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,508
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,003
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  12,540 12,362
Park Creek Metropolitan Dist., 5.00%, 12/1/43 (5) 2,420 2,501
54,037
CONNECTICUT  1.0%
Aquarion Water Auth., Series A, 5.25%, 8/1/46  1,175 1,250
Aquarion Water Auth., Series E, Zero Coupon, 8/1/48 (3) 425 137
Connecticut, Series B, GO, 3.00%, 1/15/42 (3) 5,000 4,080
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  3,125 3,336
Connecticut State HEFA, Hartford Healthcare Issue, Series A,
5.00%, 7/1/45  8,550 8,854
Connecticut State HEFA, Hartford Healthcare Issue, Series A,
5.50%, 7/1/51  3,600 3,787
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (7)(8) 2,878 835
22,279
DELAWARE  0.8%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  5,185 5,090
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,500 3,568
Delaware State HFA, Bayhealth Medical Center Project,
Series A, 4.00%, 7/1/40  3,000 2,799
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  8,000 6,365
17,822
DISTRICT OF COLUMBIA  3.1%
Dist. of Columbia Housing Fin. Agency, Series A, 4.875%,
9/1/45  2,000 1,940
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/44  10,630 11,161
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 517
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  560 560

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  6,280 5,888
Dist. of Columbia, KIPP DC Issue, Series A, 5.00%, 7/1/42  2,500 2,500
Metropolitan Washington Airports Auth., Series D-2, VRDN,
2.90%, 10/1/39  700 700
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, 4.00%,
10/1/52 (5) 2,000 1,704
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  2,250 2,281
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  9,350 9,746
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 10,417
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  11,445 11,901
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  2,000 2,016
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  1,600 1,647
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  7,450 7,589
70,567
FLORIDA  1.1%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (8)(9) 1,396 21
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 520
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 776
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  1,960 1,979
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (2) 5,875 5,317
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (2) 3,600 3,180
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,094
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/56 (6) 4,000 4,149
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,290 4,298
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (2) 1,250 1,215
Tampa, Series A, Zero Coupon, 9/1/39  2,190 1,197

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Tampa, Series A, Zero Coupon, 9/1/40  2,265 1,163
25,909
GEORGIA  9.9%
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  6,000 6,239
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 800 346
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 5,095 2,255
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (2) 5,389 4,927
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/55 (2) 3,325 3,369
Atlanta Urban Residential Fin. Auth., Connell Commons,
Series A, 4.75%, 5/1/43  2,000 1,949
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  1,280 1,288
Bainbridge & Decatur County Dev. Auth., Spring Creek Charter
Academy Project, 6.50%, 4/1/56 (2) 2,000 1,939
Bainbridge & Decatur County Dev. Auth., Spring Creek Charter
Academy Project, 6.75%, 4/1/66 (2) 3,800 3,752
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,111
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  1,585 1,417
Clarke County Hosp. Auth. Piedmont Healthcare Project,
4.00%, 7/1/41 (3) 5,000 4,592
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  7,500 6,408
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/42  3,075 3,319
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/43  2,250 2,419
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  5,925 5,979
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 15,393
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  5,000 4,888
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  2,500 2,617
Douglasville-Douglas County Water & Sewer Auth., Series A,
2.00%, 6/1/36  1,510 1,222
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  5,000 4,369
Fulton County Dev. Auth., Spelman College, 5.25%, 6/1/56  2,425 2,454
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,198

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (2) 4,000 3,239
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (2) 3,030 2,828
Gainesville & Hall County Dev. Auth., 5.00%, 6/1/37  625 628
Gainesville & Hall County Dev. Auth., 5.125%, 6/1/39  690 687
Gainesville & Hall County Dev. Auth., 5.25%, 6/1/40  725 716
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  3,260 3,195
Gainesville & Hall County Hosp. Auth., Georgia Health System,
Series A, 3.00%, 2/15/51  2,715 1,883
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,269
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,590
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  14,075 11,451
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (2) 800 824
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (2) 4,515 4,228
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,480
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,000 1,902
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  7,000 6,690
Georgia Housing & Fin. Auth., Series A, 4.80%, 12/1/46  1,425 1,411
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 2,902
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  6,300 6,353
Georgia State Road & Tollway Auth., 5.00%, 7/15/44  3,425 3,641
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,731
Main Street Energy, Energy Project, Series A, 5.00%, 10/1/33  5,625 5,905
Main Street Energy, Energy Project, Series C, 5.00%, 9/1/36  2,500 2,588
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,000 2,057
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,565
Main Street Natural Gas, Series A, 5.00%, 5/15/43  2,000 2,000
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,857
Main Street Natural Gas, Series C, VRDN, 4.00%, 3/1/50
(Tender 9/1/26)  2,940 2,940
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,883
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  4,510 4,706
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  7,600 7,930

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,567
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,243
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.00%,
1/1/44 (5) 4,420 4,111
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/56 (3) 4,000 3,943
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (3) 2,500 2,504
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/62 (5) 2,345 2,350
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,389
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (3) 3,250 3,335
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/44  5,000 5,360
Savannah Georgia Convention Center Auth., Convention
Center Hotel Second Tier, Series B, 6.00%, 6/1/50 (2) 595 576
Savannah Georgia Convention Center Auth., Convention
Center Hotel Third Tier, Series C, 5.00%, 6/1/58 (5) 1,500 1,480
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (2) 2,735 2,353
223,740
HAWAII  0.2%
Hawaii County, GO, 5.00%, 9/1/43  2,305 2,442
Hawaii County, GO, 5.00%, 9/1/44  1,000 1,055
Hawaii Dept. of Budget & Fin., Series C, VRDN, 2.90%, 7/1/51  1,400 1,400
4,897
ILLINOIS  4.2%
Chicago, Series A, GO, 5.50%, 1/1/49  560 546
Chicago O'Hare Int'l. Airport, Senior Lien, Series B, 4.00%,
1/1/53 (5) 2,000 1,739
Chicago Transit Auth. Sales Tax Receipts Fund, Second Lien,
Series A, 5.50%, 12/1/56  5,885 6,110
Cook County Sales Tax Revenue, 5.00%, 11/15/46  11,800 12,121
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,551
Illinois, Series A, GO, 5.50%, 3/1/42  4,640 4,865
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,805
Illinois, Series B, GO, 5.50%, 5/1/47  8,405 8,688
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,631
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34  425 428

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34
(Prerefunded 2/15/27) (4) 90 91
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36  620 623
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36
(Prerefunded 2/15/27) (4) 130 131
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41  1,585 1,589
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (2) 2,150 2,199
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.00%, 7/15/55  1,100 1,100
Illinois HDA, Series A, 4.75%, 10/1/45  9,000 8,900
Illinois HDA, Series H, 5.75%, 10/1/53  3,460 3,656
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 664
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 7,514
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 4,836
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (5) 5,250 5,868
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 16,783
96,438
INDIANA  0.6%
Indiana Fin. Auth., Series B, 5.00%, 5/1/40  1,500 1,511
Indiana Fin. Auth., Series B, 5.25%, 5/1/45  2,000 2,016
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  5,000 5,024
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  3,400 3,611
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,406
13,568
IOWA  0.1%
PEFA, Gas Project, Series A, 5.00%, 4/1/35  2,900 3,032
3,032
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (2) 4,025 4,201
4,201
KENTUCKY  2.3%
Kentucky Bond Dev., University of Kentucky Central Utility Plant
Project, Series A, 5.50%, 10/31/56  1,230 1,273
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,868

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,596
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,951
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,485 4,492
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  2,810 2,755
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,411
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,470
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,180
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 5,937
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 3,999
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,543
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,000 5,034
51,509
LOUISIANA  0.2%
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 753
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,785 2,789
3,542
MARYLAND  5.8%
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  2,805 2,961
Anne County Arundel, Improvement, GO, 5.00%, 10/1/44  6,115 6,455
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,850
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,250 1,209
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,500
Frederick County, Series C, 4.00%, 7/1/50 (2) 3,060 2,631
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 597
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 398
Maryland CDA, 5.05%, 3/1/47  5,000 5,069
Maryland CDA, Series C, 5.75%, 9/1/54  1,565 1,645
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/46  1,000 975
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  4,885 5,201

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,545 3,891
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  750 615
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (5) 2,500 2,509
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,729
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/61 (5) 3,500 3,529
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 528
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (6) 1,500 1,467
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,547
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,666
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  13,435 13,465
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,759
Maryland HHEFA, Luminis Health, Series A, 5.00%, 7/1/42  4,000 4,156
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/51  1,500 1,543
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/54  2,500 2,547
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/50 (5) 10,020 10,238
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (5) 3,625 3,798
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,654
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 4,797
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51 (5) 4,195 2,884
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,570
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,521
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,666
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,124
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,426
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,056
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 506

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Town of Chestertown, Washington College, 6.25%, 3/1/45  2,400 2,439
Town of Chestertown, Washington College, 6.50%, 3/1/50  400 405
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 987
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,585
132,098
MASSACHUSETTS  3.4%
Massachusetts, Series A, GO, 5.00%, 4/1/42  1,950 2,073
Massachusetts, Series A, GO, 5.00%, 4/1/43  3,000 3,174
Massachusetts, Series A, GO, 5.00%, 4/1/45  1,500 1,571
Massachusetts, Series C, GO, 5.00%, 6/1/43  7,500 7,942
Massachusetts, Series C, GO, 5.00%, 6/1/44  4,000 4,214
Massachusetts Commonwealth, Series B, GO, 3.00%, 2/1/48  2,000 1,483
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,019
Massachusetts Commonwealth, Series D, GO, 5.00%, 6/1/51  10,000 10,245
Massachusetts Commonwealth, Series H, GO, 5.00%, 12/1/42  10,440 11,061
Massachusetts Dev. Fin. Agency, Berklee College of Music,
5.00%, 10/1/44  730 767
Massachusetts Dev. Fin. Agency, Berklee College of Music,
5.00%, 10/1/45  430 450
Massachusetts Dev. Fin. Agency, Berklee College of Music,
5.00%, 10/1/46  400 416
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (5) 7,700 8,177
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (2) 940 969
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series G, VRDN, 2.90%, 7/1/61  800 800
Massachusetts Dev. Fin. Agency, Pike Student Housing Project,
Series A, 5.375%, 7/1/56 (2) 1,475 1,429
Massachusetts Dev. Fin. Agency, Pike Student Housing Project,
Series A, 5.375%, 7/1/61 (2) 1,855 1,766
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 11,411
Massachusetts Housing Fin. Agency, Series 242, 4.75%,
12/1/50  2,250 2,160
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  1,800 1,742
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,442
76,311

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
MICHIGAN  2.1%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,663
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,271
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  2,075 2,148
Great Lakes Water Auth. Water Supply, Series C, 5.25%, 7/1/51  4,000 4,163
Kalamazoo Economic Dev., Friendship Village of Kalamazoo
Project, Series A, 6.25%, 8/15/61 (2) 1,000 1,011
Karegnondi Water Auth., 5.00%, 11/1/42 (3) 3,000 3,151
Karegnondi Water Auth., 5.00%, 11/1/43 (3) 3,000 3,141
Michigan Fin. Auth., Series A, 3.00%, 12/1/49  5,000 3,495
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  6,700 5,618
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,544
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,706
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,638
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,313
47,862
MINNESOTA  0.6%
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 963
Minnesota Housing Fin. Agency, Series A, 3.00%, 7/1/52  1,715 1,682
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,140 2,299
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,545 2,814
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,310 2,538
St. Paul Park, 5.50%, 6/1/62  4,375 4,195
14,491
MISSISSIPPI  0.5%
Mississippi Business Fin., Chevron U.S.A. Project, Series B,
VRDN, 3.00%, 11/1/35  11,200 11,200
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  725 731
11,931
MISSOURI  1.4%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,497
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  1,205 1,205
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,932
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,025 2,034
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,750 1,715
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,677
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,491

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,010
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  9,970 9,784
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  2,550 2,487
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  85 82
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 838
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 675
31,427
MONTANA  0.1%
Montana Fac. Fin. Auth., Series A, 5.50%, 11/15/46  675 659
Montana Fac. Fin. Auth., Series A, 6.125%, 11/15/56  715 712
Montana Fac. Fin. Auth., Series A, 6.125%, 11/15/61  175 173
1,544
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,774
2,774
NEVADA  0.2%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  4,485 4,563
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (2) 3,000 475
5,038
NEW HAMPSHIRE  1.2%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,162 5,169
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,607 2,466
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,525 2,362
New Hampshire Business Fin. Auth., Series 2025-1, Class A1,
VR, 4.085%, 1/20/41  1,948 1,861
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.166%, 1/20/41  543 504
New Hampshire Business Fin. Auth., Series 2025-3, Class A1,
VR, 4.946%, 2/20/41  3,256 3,233
New Hampshire Business Fin. Auth., Series 2025-3, Class A2,
VR, 4.946%, 2/20/41  1,988 1,898
New Hampshire Business Fin. Auth., Series 2026-1, Class A1,
4.125%, 4/20/43 (Tender 3/1/36)  1,872 1,797
New Hampshire Business Fin. Auth., Series 2026-1, Class A1,
4.25%, 7/20/41  2,519 2,359

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series 2026-1, Class A2,
4.25%, 7/20/41  1,821 1,649
New Hampshire Business Fin. Auth., Series 2026-2, Class A2,
VR, 4.40%, 4/20/43 (Tender 4/1/36)  1,312 1,263
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,482
28,043
NEW JERSEY  3.4%
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,200 996
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (5) 4,395 4,561
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (2) 290 290
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (2) 1,000 997
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (2) 4,460 4,195
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,001
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,656
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,805 1,522
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  6,000 6,059
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  2,500 2,615
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  12,670 8,959
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,000 3,012
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  2,820 2,825
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (3) 2,875 3,071
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (3) 2,140 2,280
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (4) 700 791
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,335
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (3) 5,250 2,916
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 695
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  2,870 2,913
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/49  3,000 3,122
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 8,846
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 340
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  5,785 5,795

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Township of Piscataway, Series 2025, GO, 2.00%, 10/15/37  2,500 2,023
76,815
NEW MEXICO  0.2%
New Mexico Municipal Energy Acquisition Auth., VRDN, 5.00%,
6/1/54 (Tender 11/1/30)  3,500 3,671
3,671
NEW YORK  9.2%
Build New York City Resource, 261 Walton Facility – Zeta
Charter Schools Project, Series A, 5.75%, 6/1/66 (2) 2,000 1,962
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 1,993
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  9,000 8,114
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,018
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  13,880 14,614
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,960 2,376
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,771
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (5) 9,325 9,570
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 7,910
Metropolitan Transportation Auth., Series A, 4.00%, 11/15/48 (3) 3,190 2,761
New York City, Series D-1, GO, 5.50%, 5/1/45  950 1,001
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,705
New York City Housing Dev., 3.95%, 11/1/43  5,600 5,065
New York City Housing Dev., 4.125%, 11/1/53  2,510 2,158
New York City Housing Dev., Series A, 2.80%, 2/1/50  11,500 7,829
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,790 1,815
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (5) 2,100 1,590
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  3,000 3,109
New York City Transitional Fin. Auth., Future Tax, Series C,
4.00%, 5/1/44  2,295 2,069
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/43  2,980 3,193
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  3,460 3,686
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  1,525 1,630

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  3,000 2,750
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  4,465 4,691
New York City Transitional Fin. Auth., Future Tax, Fiscal 2025,
Series D, 5.50%, 5/1/52  3,500 3,662
New York City Transitional Fin. Auth., Future Tax, Fiscal 2026,
Series F-1, 5.50%, 2/1/50  3,250 3,428
New York City Transitional Fin. Auth., Future Tax, Fiscal 2026,
Series I, 5.50%, 11/1/54  1,500 1,579
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.05%,
10/1/46  8,400 8,400
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  8,810 6,180
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  1,945 1,940
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  3,220 3,067
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  3,500 3,498
New York State Housing Fin. Agency, Series B-2, VRDN,
3.30%, 12/15/54 (Tender 12/15/28)  1,275 1,276
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  2,000 1,252
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,400 3,886
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,094
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (5) 12,055 11,487
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (6) 7,500 7,551
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/60 (6) 8,750 8,787
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (6) 14,000 14,636
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  2,500 2,564
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (6) 6,000 6,011
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/46 (6) 2,000 1,778
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  3,500 2,709
Triborough Bridge & Tunnel Auth., Series A, 5.50%, 12/1/59  3,000 3,134
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,332
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  7,250 7,800
209,431

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
NORTH CAROLINA  2.2%
Cape Fear Public Utility Auth., 5.00%, 4/1/44  1,050 1,105
Columbus County Ind. Fac. & Pollution Control Fin. Auth., Int'l.
Paper Company Project, 4.20%, 5/1/34  2,000 2,022
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,915 1,945
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,130 4,428
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,315 2,538
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series A, 4.55%, 7/1/45  2,335 2,266
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  2,000 1,843
North Carolina Turnpike Auth., 5.00%, 1/1/31 (5) 1,000 1,006
North Carolina Turnpike Auth., 5.00%, 1/1/40  16,735 17,002
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  1,200 1,201
North Carolina Turnpike Auth., Senior Lien, 4.00%, 1/1/39  6,225 6,117
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/43  4,650 4,707
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/44  1,500 1,516
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  2,155 2,272
49,968
OHIO  2.7%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  12,920 9,864
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  2,250 2,205
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,763
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,315
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,096
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  12,730 13,338
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 3.00%, 1/1/43  3,900 3,900
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,265 2,432
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 2,944
Ohio, University Hospitals Health System, Series B, VRDN,
3.00%, 1/15/46  3,000 3,000
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.00%, 7/1/45 (3) 2,940 2,960

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.50%, 7/1/60 (3) 1,625 1,647
61,464
OKLAHOMA  0.9%
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 14,978
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  4,300 4,556
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,957
21,491
OREGON  0.4%
Oregon, Series A, GO, 5.25%, 5/1/43  2,000 2,160
Oregon, Series A, GO, 5.25%, 5/1/43  1,400 1,501
Oregon, Series E, GO, 5.00%, 5/15/41  1,535 1,586
Oregon, Series E, GO, 5.00%, 5/15/42  1,000 1,033
Oregon, Series E, GO, 5.00%, 5/15/44  1,840 1,895
Oregon Housing & Community Services Dept., Single-Family
Mortgage Program, Series A, 3.00%, 7/1/52  1,360 1,342
9,517
PENNSYLVANIA  2.1%
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (2) 2,105 1,989
Pennsylvania Housing Fin. Agency, Series 137, 3.00%, 10/1/51  13,281 12,788
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  2,730 2,915
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54  5,961 6,460
Pennsylvania Housing Fin. Agency, Series 148A, 4.20%,
10/1/40  3,335 3,253
Pennsylvania Housing Fin. Agency, Series 2022, 4.15%,
10/1/42  6,000 5,633
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,655 1,772
Pennsylvania State Univ., Series A, 5.00%, 9/1/43  3,785 4,006
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  4,000 3,505
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,057
Philadelphia IDA, Univ. of the Science, 5.00%, 11/1/47  1,270 1,235
47,613
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 12,613 8,987
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 14,550 10,549
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 11,472 7,457
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (2) 1,490 1,398

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (2) 4,105 4,344
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 2,000 2,085
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,070 1,108
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,351
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  792 805
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,020 1,071
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (8)(9) 2,000 1,480
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 60 44
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (8)(9) 2,410 1,816
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 100 74
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(9) 810 599
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 225 166
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 290 215
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (8)
(9) 880 651
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(9) 1,105 818
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 370 274
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 450 333
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 2,640 1,954
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 380 281
Puerto Rico Electric Power Auth., Series UU, FRN, MUNIPSA,
1.159%, 7/1/17 (8)(9) 15 11
Puerto Rico Electric Power Auth., Series VV, 5.50%, 7/1/20 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 990 733
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 385 285
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 240 178

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 4.625%, 7/1/25 (8)
(9) 200 148
Puerto Rico Electric Power Auth., Series XX, 4.875%, 7/1/27 (8)
(9) 250 185
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 100 74
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 275 203
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 215 159
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 70 52
Puerto Rico Electric Power Auth., Series ZZ, 4.25%, 7/1/20 (8)
(9) 370 274
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 120 89
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 95 70
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 890 659
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 200 148
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 100 74
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,538
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,372 19,247
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  11,923 11,552
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  990 963
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 5,282
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,985
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,582
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  16,489 16,120
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,469 1,388
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  5,156 5,041
123,907

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
RHODE ISLAND  0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 4,915 1,917
Rhode Island Health & Ed. Building, Series A, 5.00%, 7/1/45 (5) 1,500 1,522
3,439
SOUTH CAROLINA  2.1%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  6,783 4,934
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,920 4,262
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,684 2,411
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  950 598
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 1,165
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,111 51
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%, 5/15/42  4,840 5,072
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%, 5/15/46  485 501
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%,
11/15/54  4,820 4,870
Medical Univ. Hosp. Auth., Nexton Project, 5.50%, 11/15/50  4,320 4,462
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,325 1,313
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  3,300 3,232
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.25%, 11/1/43  2,250 2,379
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,045
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,091
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/48  1,535 1,546
South Carolina Public Service Auth., Series A, 5.00%, 12/1/44  1,250 1,294
South Carolina Public Service Auth., Series A, 5.00%, 12/1/46  2,000 2,053
South Carolina Public Service Auth., Series B, 5.00%, 12/1/45  1,000 1,032
48,311
SOUTH DAKOTA  0.4%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  3,200 2,898
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  5,500 5,628
8,526
TENNESSEE  0.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,759
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (3) 1,800 1,811
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,260

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Gas Project, Series A, 5.00%,
11/1/34  3,500 3,668
8,498
TEXAS  8.9%
Arlington Higher Ed. Fin., 3.00%, 8/15/49  1,000 697
Arlington Higher Ed. Fin., Series A, 2.25%, 8/15/46  2,085 1,305
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,855
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,607
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,401
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,002
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 521
Austin Special Tax Revenue, Series A, 5.50%, 11/15/61  1,950 2,032
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  4,700 3,684
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  4,000 3,447
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  3,400 3,604
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  1,050 1,108
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,318
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  3,000 3,127
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/39  5,160 5,436
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.375%,
2/15/42  3,000 2,912
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/41  5,185 5,348
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/44 (6) 5,500 5,680
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 2,879
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,044
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,000
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,055 7,393
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,195 7,520
Harris County Hosp. Dist., GO, 5.00%, 2/15/48  2,075 2,120
Harris County Hosp. Dist., GO, 5.25%, 2/15/56  1,775 1,819
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,347
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  5,000 4,226

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Houston Hotel Occupancy Tax & Special Revenue, First Lien,
Series C, 5.50%, 9/1/58 (5) 6,200 6,511
Houston Hotel Occupancy Tax & Special Revenue, Second
Lien, Series D, 5.50%, 9/1/58 (5) 5,350 5,553
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,357
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,400
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 3,789
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,225
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/42  2,625 2,776
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  3,125 3,336
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 762
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 1,000
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,184
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  8,250 8,335
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  7,000 7,048
North Texas Tollway Auth., First Tier, Series A, 5.25%, 1/1/44  3,775 3,999
San Antonio Airport System, 5.50%, 7/1/60 (3)(6) 4,900 5,079
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,003
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,839
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,701
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,638
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,113
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (8)(9) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,242
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,221
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  1,240 1,252
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,606
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 11,965

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply VI, Series A, 5.25%,
3/1/37  3,400 3,599
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,316
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/33  4,110 4,287
Texas Transportation Fin., SH 288 System, Series A, 5.50%,
10/1/55  8,000 8,505
202,073
UTAH  1.1%
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.00%, 6/1/38 (5) 1,000 1,035
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/42 (5) 1,000 1,072
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/43 (5) 400 427
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (2) 1,235 1,182
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (2) 1,455 1,480
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  500 517
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  7,502 7,715
Resort Core Public Infrastructure Dist. No. 1, Series A-1, GO,
5.625%, 3/1/51 (2) 500 494
Resort Core Public Infrastructure Dist. No. 1, Series A-1, GO,
5.875%, 3/1/57 (2) 500 502
Resort Core Public Infrastructure Dist. No. 1, Series A-2, GO,
STEP, 3/1/57  500 385
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (6) 6,000 6,007
Utah Transit Auth., 5.00%, 12/15/43  3,450 3,652
24,468
VIRGINIA  4.8%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,203
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  9,810 7,950
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (5) 5,000 4,142
Culpeper County Economic Dev. Auth., 5.00%, 6/1/45  5,840 6,124
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 5,987
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 8,958
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (5) 2,955 3,059

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  3,000 3,024
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,422
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  15,020 4,553
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.50%, 1/1/51  3,075 3,203
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.50%, 1/1/56  3,750 3,858
Richmond, Series C, GO, 3.50%, 3/1/49  4,000 3,321
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,495 7,907
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  3,600 3,720
Virginia HDA, Series A, 4.45%, 9/1/45  1,000 975
Virginia HDA, Series A, 4.65%, 9/1/55  3,075 2,916
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,225
Virginia HDA, Series E, 4.45%, 10/1/59  5,875 5,324
Virginia HDA, Series F, 5.40%, 11/1/63  10,000 10,155
Virginia HDA, Series G, 5.375%, 11/1/64  5,000 5,056
Virginia HDA, Series K, 2.55%, 12/1/46  5,705 3,858
Virginia Small Business Fin. Auth., 95 Express Lanes LLC
Project, 4.00%, 1/1/48 (6) 3,000 2,606
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  2,000 2,040
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (6) 3,000 2,906
108,492
WASHINGTON  2.7%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,385
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 5,865
King County Public Hosp. Dist. No. 2, GO, 5.50%, 12/1/54  2,500 2,598
Washington, Series C, GO, 5.00%, 2/1/43  2,250 2,355
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 10,893
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,552
Washington State Housing Fin. Commission, Series 2025-1,
Class A1, VR, 4.08%, 8/20/63 (Prerefunded 11/20/41) (4) 2,598 2,422
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 4.08%, 8/20/63 (Prerefunded 11/20/41) (4) 2,376 2,142
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.00%, 7/1/45 (2)(3) 2,625 2,640

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.25%, 7/1/55 (2)(3) 3,305 3,307
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (2) 3,775 3,741
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,705 3,323
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  5,805 5,590
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,700 8,894
60,707
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (2) 425 428
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (2) 425 427
855
WISCONSIN  1.1%
PFA, Series A, 5.00%, 6/15/35  310 339
PFA, Series A, 5.25%, 6/15/50  1,000 1,018
PFA, Series B, 5.25%, 6/15/35  200 214
PFA, Series C, 5.50%, 6/15/45  500 509
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (6) 8,225 8,996
PFA, Kahala Nui Project, 5.25%, 11/15/50  2,850 2,875
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  1,225 1,208
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  725 733
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  895 906
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  150 151
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/50 (3) 2,250 2,219
Wisconsin HEFA, Benevolent, 5.50%, 6/1/61  500 488
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (2) 1,150 1,172
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  2,920 3,122
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  1,670 1,646
25,596
Total Municipal Securities (Cost $2,285,431) 2,260,437

T. ROWE PRICE Core Municipal Bond Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,420 2,853
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,493) 2,853
Total Investments in Securities
99.7% of Net Assets
(Cost $2,288,924) $ 2,263,290
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $108,830 and represents 4.8% of net assets.
(3) Insured by Build America Mutual Assurance Company
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Incorporated
(6) Interest subject to alternative minimum tax.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Non-income producing
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority

T. ROWE PRICE Core Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Core Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,288,924) $ 2,263,290
Interest receivable 25,713
Receivable for investment securities sold 3,127
Receivable for shares sold 1,722
Cash 46
Other assets 65
Total assets 2,293,963
Liabilities
Payable for investment securities purchased 16,327
Payable for shares redeemed 3,853
Investment management fees payable 625
Due to affiliates 37
Payable to directors 1
Other liabilities 2,737
Total liabilities 23,580
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,270,383
Net Assets Consist of:
Total distributable earnings (loss) $ (129,927)
Paid-in capital applicable to 246,102,027 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,400,310
NET ASSETS $ 2,270,383
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $727,926; Shares outstanding: 78,885,559) $ 9.23
Advisor Class
(Net assets: $23,385; Shares outstanding: 2,533,324) $ 9.23
I Class
(Net assets: $1,519,072; Shares outstanding:
164,683,144) $ 9.22

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 49,969
Expenses
Investment management 3,735
Shareholder servicing
Investor Class $ 567
Advisor Class 19
I Class 104 690
Rule 12b-1 fees
Advisor Class 31
Prospectus and shareholder reports
Investor Class 8
Advisor Class 1
I Class 9 18
Proxy and annual meeting 397
Custody and accounting 119
Legal and audit 115
Registration 52
Directors 3
Miscellaneous 11
Waived / paid by Price Associates (570)
Total expenses 4,601
Net investment income 45,368
Realized and Unrealized Gain / Loss –
Net realized loss on securities (4,387)
Change in net unrealized gain / loss on securities (72,127)
Net realized and unrealized gain / loss (76,514)
DECREASE IN NET ASSETS FROM OPERATIONS $ (31,146)

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 45,368 $ 88,305
Net realized loss (4,387) (27,687)
Change in net unrealized gain / loss (72,127) 40,680
Increase (decrease) in net assets from operations (31,146) 101,298
Distributions to shareholders
Net earnings
Investor Class (14,163) (28,549)
Advisor Class (436) (988)
I Class (29,750) (57,734)
Decrease in net assets from distributions (44,349) (87,271)
Capital share transactions
*
Shares sold
Investor Class 63,657 123,891
Advisor Class 518 1,887
I Class 136,185 341,370
Distributions reinvested
Investor Class 12,508 25,217
Advisor Class 427 971
I Class 17,109 31,571
Shares redeemed
Investor Class (88,626) (193,509)
Advisor Class (3,864) (8,500)
I Class (149,183) (353,796)
Decrease in net assets from capital share
transactions (11,269) (30,898)

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Net Assets
Decrease during period (86,764) (16,871)
Beginning of period 2,357,147 2,374,018
End of period $ 2,270,383 $ 2,357,147
*Share information (000s)
Shares sold
Investor Class 6,788 13,380
Advisor Class 55 203
I Class 14,526 37,102
Distributions reinvested
Investor Class 1,337 2,723
Advisor Class 45 105
I Class 1,830 3,409
Shares redeemed
Investor Class (9,443) (20,985)
Advisor Class (411) (920)
I Class (15,919) (38,549)
Decrease in shares outstanding (1,192) (3,532)

T. ROWE PRICE Core Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Core Municipal
Bond Fund, Inc. (the fund), formerly the T. Rowe Price Tax-Free Income Fund, is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-
grade municipal securities. The fund has three classes of shares: the Core
Municipal Bond Fund, Inc. (Investor Class), the Core Municipal Bond Fund–
Advisor Class (Advisor Class) and the Core Municipal Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Core Municipal Bond Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.

T. ROWE PRICE Core Municipal Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Core Municipal Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Core Municipal Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

T. ROWE PRICE Core Municipal Bond Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $318,429,000 and
$308,489,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$114,479,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,289,344,000. Net unrealized loss aggregated $26,054,000 at period-end, of which $24,671,000 related to appreciated investments and $50,725,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in

T. ROWE PRICE Core Municipal Bond Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended August 31, 2026 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount

T. ROWE PRICE Core Municipal Bond Fund

of $1,995,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price
Associates and $294,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2026.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.41% 0.92% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(444) $— $(126)

T. ROWE PRICE Core Municipal Bond Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Core Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the
Adviser about various topics and information provided to it by the Adviser. The
Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Core Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Core Municipal Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Core Municipal Bond Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Core Municipal Bond Fund

for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F45-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026